Business segment information - Asset impairment (Details) $ in Millions	12 Months Ended									72 Months Ended	192 Months Ended	216 Months Ended	348 Months Ended
	Dec. 31, 2050 $ / MMBTU $ / bbl	Dec. 31, 2040 $ / bbl	Dec. 31, 2030 $ / t	Dec. 31, 2024 $ / MMBTU $ / bbl	Dec. 31, 2023 $ / MMBTU $ / bbl	Dec. 31, 2022 $ / MMBTU $ / bbl	Dec. 31, 2021 USD ($) $ / t $ / bbl	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2030 $ / bbl	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2050 $ / bbl
Asset impairment
Asset impairments recorded in operating result							$ (759)	$ (8,952)	$ (920)
Asset impairments recorded in net result, TotalEnergies share							$ (910)	(8,465)	$ (465)
Impairment excluding additional exceptional assets impairment in operating income								(3,492)
Impairment excluding additional exceptional assets impairment in net income, TotalEnergies share								$ (2,991)
Post-tax discount rate (as a percent)							7.00%	7.00%	7.00%
Period of reserves for qualification of assets as stranded								20 years
Minimum
Asset impairment
CO2 price | $ / t							40
Pre-tax discount rate (as a percent)							7.00%
Maximum
Asset impairment
Pre-tax discount rate (as a percent)							14.00%
Forecast
Asset impairment
Oil price | $ / bbl	25	50		67	63	60				70			53.9
CO2 price | $ / t			100
Annual percentage of inflation			2.00%
Forecast | Europe
Asset impairment
Gas price | $ / MMBTU	3.7			7.5	8.8	10					6.3
Forecast | United States
Asset impairment
Gas price | $ / MMBTU	2.1					2.5						2.7
Forecast | Asia
Asset impairment
Gas price | $ / MMBTU	4.4			9.6	10.5	11.5					8.6
Canadian oil sands
Asset impairment
Asset impairments recorded in net result, TotalEnergies share								$ (6,988)
Additional exceptional assets impairment in operating income								(5,460)
Additional exceptional assets impairment in net income, TotalEnergies share								$ (5,474)
Exploration & Production
Asset impairment
Asset impairments recorded in operating result							$ (356)
Asset impairments recorded in net result, TotalEnergies share							$ (500)
Exploration & Production | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							1.00%
Impact on operating income from decrease in key assumption							$ 0
Impact on net income, TotalEnergies share, from decrease in key assumption							$ 0
Reasonably possible increase in assumption (as a percent)							1.00%
Impact on operating income from increase in key assumption							$ (300)
Impact on net income, TotalEnergies share, from increase in key assumption							$ (300)
Exploration & Production | Oil and gas prices | Sensitivity scenario one
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							10.00%
Oil price in sensitivity scenario | $ / bbl							48
Impact on operating income from decrease in key assumption							$ (1,300)
Impact on net income, TotalEnergies share, from decrease in key assumption							$ (900)
Exploration & Production | Oil and gas prices | Sensitivity scenario two
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							20.00%
Oil price in sensitivity scenario | $ / bbl							43
Impact on operating income from decrease in key assumption							$ (4,600)
Impact on net income, TotalEnergies share, from decrease in key assumption							$ (3,300)
Exploration & Production | CO2 prices
Asset impairment
CO2 price in sensitivity scenario | $ / t							100
Impact on operating income from change in key assumption							$ (200)
Impact on net income, TotalEnergies share, from change in key assumption							(100)
Integrated Gas, Renewables and Power
Asset impairment
Asset impairments recorded in operating result							(342)
Asset impairments recorded in net result, TotalEnergies share							$ (332)
Integrated Gas, Renewables and Power | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							1.00%
Impact on operating income from decrease in key assumption							$ 100
Impact on net income, TotalEnergies share, from decrease in key assumption							$ 0
Reasonably possible increase in assumption (as a percent)							1.00%
Impact on operating income from increase in key assumption							$ (400)
Impact on net income, TotalEnergies share, from increase in key assumption							$ (300)
Integrated Gas, Renewables and Power | Oil and gas prices | Sensitivity scenario one
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							10.00%
Impact on operating income from decrease in key assumption							$ (1,600)
Impact on net income, TotalEnergies share, from decrease in key assumption							$ (1,300)
Integrated Gas, Renewables and Power | Oil and gas prices | Sensitivity scenario two
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							20.00%
Impact on operating income from decrease in key assumption							$ (3,800)
Impact on net income, TotalEnergies share, from decrease in key assumption							$ (4,100)
Integrated Gas, Renewables and Power | CO2 prices
Asset impairment
CO2 price in sensitivity scenario | $ / t							100
Impact on operating income from change in key assumption							$ (100)
Impact on net income, TotalEnergies share, from change in key assumption							0
Refining & Chemicals
Asset impairment
Asset impairments recorded in operating result							(25)
Asset impairments recorded in net result, TotalEnergies share							$ (42)
Refining & Chemicals | Discount rate
Asset impairment
Reasonably possible increase in assumption (as a percent)							1.00%
Impact on operating income from increase in key assumption							$ (100)
Impact on net income, TotalEnergies share, from increase in key assumption							$ (100)
Refining & Chemicals | Refining margins
Asset impairment
Reasonably possible decrease in key assumption (as a percent)							10.00%
Impact on operating income from decrease in key assumption							$ (600)
Impact on net income, TotalEnergies share, from decrease in key assumption							(600)
Marketing & Services
Asset impairment
Asset impairments recorded in operating result							(36)
Asset impairments recorded in net result, TotalEnergies share							$ (36)